Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line items]
Deposit	$ 852,175	$ 808,124
Purchased notes, net	900	500
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	500,746	457,284
Deposits structured liabilities	17,600	17,300
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	409,054
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	245,576
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	76,200	67,000
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	327,700	298,300
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 70,700	$ 70,000